Prudential Investment Portfolios 16
Gateway Center Three,
100 Mulberry Street
Newark, New Jersey 07102

July 16, 2013

VIA EDGAR SUBMISSION

Securities and Exchange Commission

450 Fifth Street

Judiciary Plaza

Washington, D.C. 20549

Re: Prudential Investment Portfolios 16: Form N-1A

Post-Effective Amendment No. 26 to the Registration

Statement under the Securities Act of 1933;

Amendment No. 26 to the Registration Statement under

the Investment Company Act of 1940

Securities Act Registration No. 333-60561

Investment Company Act No. 811-333-08915

Dear Sir or Madam:

On behalf of Prudential Defensive Equity Fund (formerly, Target Moderate Allocation Fund) (the “Fund”), a series of Prudential Investment Portfolios 16, pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), transmitted herewith for filing Post-Effective Amendment No. 26 to the Registration Statement under the 1933 Act; Amendment No. 26 to the Registration Statement under the 1940 Act (the “Amendment”). Such Amendment has been marked to indicate changes effected in said Amendment as compared to Post-Effective Amendment No. 25 under the 1933 Act and Amendment No. 25 under the 1940 Act.

This filing is being made pursuant to Rule 485(a) under the 1933 Act in order to add disclosure regarding the overall re-positioning of the Fund from a multi-managed fund subadvised by multiple non-proprietary subadvisers to an equity fund that is solely subadvised by an affiliate of the investment manager. The re-positioning includes investment policy changes, including the Fund’s investment objective, which are changes in non-fundamental investment policies. Shareholders of the Fund approved such revisions at a special shareholders meeting of the Fund held on March 25, 2013.

The Fund intends to file a subsequent post-effective amendment on or before September 13, 2013 pursuant to Rule 485(b) under the 1933 Act, to include certain other exhibits, as well as non-material financial and other information, and information responsive to any comments from the staff of the Securities and Exchange Commission (the “Staff”) regarding the Amendment filed herewith.

To assist you with the review of this filing, we note that many sections of the Registration Statement are substantially similar to those sections in Registration Statements which were recently reviewed by the Staff: Prudential World Fund, Registration Statement on Form N-1A, effective on June 1, 2012 (File No. 002-89725 and 811-03981), Prudential Investment Portfolios 12, effective December 21, 2010 (File No. 333-42705, and 811-08565) (collectively the “Prior Registration Statements”).

The Amendment contains all applicable Staff comments to the Prior Registration Statements. The Amendment includes substantially similar disclosure to the Prior Registration Statements.

Since the Amendment is substantially similar to the Prior Registration Statements of mutual funds in the same fund complex that were recently reviewed by the Staff and declared effective by the Staff, we request that the Amendment receives “no review” or limited review if deemed necessary by the staff. The Amendment will go effective on September 13, 2013 and we would appreciate receiving the Staff’s comments, if any, on or about September 9, 2013.

If you have any questions or comments with respect to the foregoing, or if I can be of any further assistance in facilitating the Staff’s review, please contact me at 973-802-5032. Thank you for your assistance in this matter.

Sincerely yours,

/s/ Claudia DiGiacomo

Claudia DiGiacomo

Vice President and Corporate Counsel